Structured Entities - Consolidated Structured Entities - Additional Information (Detail) $ in Millions, $ in Millions	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)
Disclosure of information about consolidated structured entities [line items]
Assets pledged	$ 206,853		$ 204,601
Deposits from business and government [member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	1,800	$ 1,400	2,400	$ 1,800
Deposits from business and government [member] | Canadian auto loan receivables [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	2,300		3,000
Scotiabank covered bond guarantor limited partnership [member] | Uninsured residential mortgage backed securities [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	27,200		30,700
Scotiabank covered bond guarantor limited partnership [member] | Deposits from business and government [member]
Disclosure of information about consolidated structured entities [line items]
Covered bond outstanding	26,000		29,100
Halifax receivables trust [member] | Unsecured personal line of credit receivables [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	600		1,300
Halifax receivables trust [member] | Deposits from business and government [member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	500		1,000
Trillium credit card trust II [member] | Credit card receivable [member]
Disclosure of information about consolidated structured entities [line items]
Assets pledged	3,700		1,800
Trillium credit card trust II [member] | Deposits from business and government [member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	3,200	2,500	1,600	$ 1,200
Trillium credit card trust II [member] | Deposits from business and government [member] | Suboridinate B and C Subordinate [Member]
Disclosure of information about consolidated structured entities [line items]
Subordinated notes outstanding	$ 143	$ 109	$ 0